CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 shares
Amounts due to related parties	$ 69,539	¥ 478,113			¥ 76,057
Customer advances	27,850	191,482	¥ 56,453		56,453
Payable to merchants	2,512,680	17,275,934			9,838,519
Accrued expenses and other liabilities	323,712	2,225,667			360,393
Merchant deposits	$ 609,159	¥ 4,188,273			¥ 1,778,085
Ordinary shares, outstanding					1,758,769,820	1,815,200,000
Series A1 convertible preferred shares
Convertible preferred shares, par value | $ / shares	$ 0.000005			$ 0.000005
Convertible preferred shares, shares authorized	0	0			71,849,380
Convertible preferred shares, issued					71,849,380
Convertible preferred shares, outstanding					71,849,380
Series A2 convertible preferred shares
Convertible preferred shares, par value | $ / shares	$ 0.000005			0.000005
Convertible preferred shares, shares authorized	0	0			238,419,800
Convertible preferred shares, issued	0	0			238,419,800
Convertible preferred shares, outstanding	0	0			238,419,800
Series B1 convertible preferred shares
Convertible preferred shares, par value | $ / shares	$ 0.000005			0.000005
Convertible preferred shares, shares authorized	0	0			211,588,720
Convertible preferred shares, issued	0	0			211,588,720
Convertible preferred shares, outstanding	0	0			211,588,720
Series B2 convertible preferred shares
Convertible preferred shares, par value | $ / shares	$ 0.000005			0.000005
Convertible preferred shares, shares authorized	0	0			27,781,280
Convertible preferred shares, issued	0	0			27,781,280
Convertible preferred shares, outstanding	0	0			27,781,280
Series B3 convertible preferred shares
Convertible preferred shares, par value | $ / shares	$ 0.000005			0.000005
Convertible preferred shares, shares authorized	0	0			145,978,540
Convertible preferred shares, issued	0	0			145,978,540
Convertible preferred shares, outstanding	0	0			145,978,540
Series B4 Convertible Preferred Shares
Convertible preferred shares, par value | $ / shares	$ 0.000005			0.000005
Convertible preferred shares, shares authorized	0	0			292,414,780
Convertible preferred shares, issued	0	0			292,414,780
Convertible preferred shares, outstanding	0	0			292,414,780
Series C1 convertible preferred shares
Convertible preferred shares, par value | $ / shares	$ 0.000005			0.000005
Convertible preferred shares, shares authorized	0	0			56,430,180
Convertible preferred shares, issued	0	0			56,430,180
Convertible preferred shares, outstanding	0	0			56,430,180
Convertible preferred shares, subscription receivable | ¥		¥ 0			¥ 13,758
C2 Convertible Preferred Shares
Convertible preferred shares, par value | $ / shares	$ 0.000005			0.000005
Convertible preferred shares, shares authorized	0	0			238,260,780
Convertible preferred shares, issued	0	0			238,260,780
Convertible preferred shares, outstanding	0	0			238,260,780
Series C3 convertible preferred shares
Convertible preferred shares, par value | $ / shares	$ 0.000005			0.000005
Convertible preferred shares, shares authorized					241,604,260
Convertible preferred shares, issued	0	0			241,604,260
Convertible preferred shares, outstanding					241,604,260
Class A ordinary shares
Ordinary shares, par value | $ / shares	$ 0.000005			0.000005
Ordinary shares, shares authorized	77,300,000,000	77,300,000,000			6,208,214,480
Shares issued	2,381,240,988	2,381,240,988			42,486,360
Ordinary shares, outstanding	2,381,240,988	2,381,240,988			42,486,360
Class B ordinary shares
Ordinary shares, par value | $ / shares	$ 0.000005			$ 0.000005
Ordinary shares, shares authorized	2,200,000,000	2,200,000,000			1,716,283,460
Shares issued	2,074,447,700	2,074,447,700			1,716,283,460
Ordinary shares, outstanding	2,074,447,700	2,074,447,700			1,716,283,460
Consolidated VIE
Amounts due to related parties	$ 66,635	¥ 458,147			¥ 56,032
Customer advances	27,690	190,382			56,453
Payable to merchants	2,512,680	17,275,934			9,838,519
Accrued expenses and other liabilities	218,304	1,500,951			208,301
Merchant deposits	$ 609,159	¥ 4,188,273			¥ 1,778,085